UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 31, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON June 30, 2010.

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment           [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: CHARLES R. MATHYS
Title: CHIEF COMPLIANCE OFFICER
Phone: (312)525-6452

Signature, Place, and Date of Signing:

/s/ CHARLES R. MATHYS, CHICAGO, IL   August 13, 2010

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $200647
                                        (thousands)

List of Other Included Managers:  None

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
Column 1                    	Column 2       Column 3   	Column 4  	Column 5	 	Column 6  	Column 7      	 Column 8

Name of Issuer	           	Title of       CUSIP      	Market    	Shares or Shr   	Investment   	Other    	Sole Voting    	Shared
		           	Class		      		Value     	Prn.	  or     	Discretion  	Managers
                                                      		(x1000)  	amount    Prn Opt.

BJ SVCS CO			COM		55482103	106083		4957168		SH			DEFINED		4957168
BRINKS HOME SEC HLDGS INC	COM		109699108	54791		1287681		SH			DEFINED		1287681
VARIAN INC			COM		922206107	39773		768107		SH			DEFINED		768107





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